UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2008

Check here if Amendment [    ]; Amendment Number: __1__
	This Amendment (Check only one.): 	[    ] is a restatement.
		[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nikko Cordial Corporation*
Address:	6-5, Nihonbashi Kabuto-cho
		Chuo-ku, Tokyo  1038225

Form 13F File Number:	28-12976

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Akihiko Nagayama
Title:		General Manager, Legal Department , Nikko Citi Holdings Inc.
Phone:		81-3-5644-3901

Signature, Place, and Date of Signing:


/s/   	Akihiko Nagayama	Tokyo, Japan	August 14, 2008

*This amendment is being filed to indicate that Nikko Cordial Corporation
 ("NCC") merged with and into Citigroup Japan Holdings Ltd.("CJH") on May 1, 2008 and CJH, on the same date, changed its corporate name to Nikko Citi Holdings Inc. As a result of this merger, NCC will no longer file periodic reports, including Form 13F-NT, with the Securities and Exchange Commission.

Report Type (Check only one.):
[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.